Bank Loans (Details) - Schedule of long-term loans	Dec. 31, 2021 USD ($)
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	$ 1,105,438
Less - current maturities	(360,669)
Total	744,769
Bank Mizrachi [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	367,753	[1]
Bank Mizrachi One [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	68,212	[2]
Bank Leumi [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	79,789	[3]
Bank Mizrachi Two [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	106,053	[4]
Bank Mizrachi Three [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan	483,631	[5]
Bank Leumi One [Member]
Bank Loans (Details) - Schedule of long-term loans [Line Items]
Long-term loan		[6]

[1]	During the year ended December 31, 2018, the Company received a long term loan from Bank Mizrachi in the amount of NIS 1.85 million ($0.49 million), which loan carries an annual interest of 5.35%, matures in December 2025 and shall be due and payable in 84 equal monthly payments.
[2]	During the year ended December 31, 2019, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.4 million ($0.12 million), which loan carries an annual interest of 5.80%, matures in December 2023 and shall be due and payable in 48 equal monthly payments.
[3]	During the year ended December 31, 2020, the Company received a long term loan from Bank Leumi in the amount of NIS 0.3 million ($0.08 million), which carries an annual interest of 3.1%, matures on April 2025 and shall be due and payable in 48 equal monthly payments.
[4]	During the year ended December 31, 2020, the Company received a long term loan from Bank Mizrachi in the amount of NIS 0.35 million ($0.1 million), which carries an annual interest of 3.1%, matures on October 2025 and shall be due and payable in 60 equal monthly payments.
[5]	During the year ended December 31, 2021, the Company received loans from Bank Mizrachi in the total amount of NIS 1.5 million (approximately $0.46 million), which carry an annual interest of 5.2%-5.8%%, matures till January 2023.
[6]	During the year ended December 31, 2016, the Company received a long term loan from Bank Leumi in the amount of NIS 0.5 million ($0.13 million), which loan carries an annual interest of 5.25%, matures in June 2021 and shall be due and payable in 60 equal monthly payments.